Income Tax (Details)	12 Months Ended
Dec. 31, 2024 HKD ($)
Income Tax [Line Items]
Income tax rate	16.50%
Operating subsidiary (in Dollars)	$ 2,000,000
Hong Kong [Member]
Income Tax [Line Items]
Income tax rate	8.25%